Deferred revenue (Tables)	9 Months Ended
May 31, 2025
Deferred Revenue
Schedule of deferred revenue liability

Amount
As at August 31, 2024	$1,653
Drawdown	16,584
Accretion of deferred revenue (Note 22)	230
Revenue recognized	(16,186)
As at May 31, 2025	$2,281